Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 218,262	$ 19,534	$ 56,400
Subscriptions receivable			115,625
Prepaid expenses	109,484	164,476	432,426
Total current assets	327,746	184,010	604,451
FIXED ASSETS
Property and equipment	6,834	6,834	6,834
Accumulated depreciation	(4,784)	(4,442)	(1,025)
Total Fixed Assets	2,050	2,392	5,809
OTHER ASSETS
Deferred offering costs	655,971	655,971	570,563
Intangible assets, net of amortization	1,326,991	1,348,577	1,422,373
Total other assets	1,982,962	2,004,548	1,992,936
Total Assets	2,312,758	2,190,950	2,603,196
CURRENT LIABILITIES
Accounts payable and accrued liabilities	4,202,681	4,126,588	3,487,440
Senior secured short term note payable, and accrued interest	2,848,010	2,676,496	1,997,044
Total current liabilities	7,312,501	7,064,328	5,745,821
Total Liabilities	7,312,501	7,064,328	5,745,821
Commitments and Contingencies (Note 14)
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, authorized 1,500,000,000 shares; 1,011,096,715 and 919,263,385 shares issued and outstanding at March 31, 2025 and December 31, 2024, respectively	101,109	91,926	90,326
Additional paid-in capital	37,689,363	36,789,057	34,994,471
Accumulated deficit	(42,792,791)	(41,756,926)	(38,229,897)
Total deficiency in stockholders’ equity	(4,999,743)	(4,873,378)	(3,142,625)
Total Liabilities and Deficiency in Stockholders’ Equity	2,312,758	2,190,950	2,603,196
Series A Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value	76	65
Series B Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value	100	100	75
Series C Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value	2,400	2,400	2,400
Related Party [Member]
CURRENT LIABILITIES
Short term notes payable, and accrued interest	40,646	39,956	37,148
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term notes payable, and accrued interest	$ 221,164	$ 221,288	$ 224,189